Shareholder Report, Line Graph (Details) 1014056_Franklin Income Focus ETF_Single Class_TSR Annual {Single Class} - USD ($)													12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Jun. 06, 2023	Mar. 31, 2026
Franklin Income Focus ETF
Account Value [Line Items]
Line Graph and Table Measure Name													Franklin Income Focus ETF (NAV)
Accumulated Value	$ 12,790	$ 12,472	$ 12,011	$ 11,691	$ 11,335	$ 11,627	$ 10,924	$ 10,840	$ 10,606	$ 9,827	$ 10,100	$ 10,000	$ 13,287
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000 Index
Accumulated Value	15,725	15,356	14,196	12,790	13,424	13,079	12,313	11,929	10,843	9,675	10,000	10,000	$ 15,103
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark
Accumulated Value	12,995	12,829	12,358	12,182	11,807	12,149	11,313	11,376	10,922	10,137	10,318	10,000	$ 13,358
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,230	$ 11,108	$ 10,887	$ 10,757	$ 10,466	$ 10,796	$ 10,263	$ 10,256	$ 10,337	$ 9,677	$ 10,000	$ 10,000	$ 11,225